CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 62,777	$ 48,933
Interest bearing deposits	278,331	336,441
Cash and Cash Equivalents	341,108	385,374
Trading securities	77	32
Securities available for sale	157,444	67,864
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	20,828	23,630
Loans held for sale, carried at fair value	44,801	50,098
Loans
Commercial	651,155	707,530
Mortgage	590,876	658,679
Installment	219,559	245,644
Payment plan receivables	115,018	201,263
Total Loans	1,576,608	1,813,116
Allowance for loan losses	(58,884)	(67,915)
Net Loans	1,517,724	1,745,201
Other real estate and repossessed assets	34,042	39,413
Property and equipment, net	62,548	68,359
Bank-owned life insurance	49,271	47,922
Other intangibles	7,609	8,980
Capitalized mortgage loan servicing rights	11,229	14,661
Prepaid FDIC deposit insurance assessment	12,609	15,899
Vehicle service contract counterparty receivables, net	29,298	37,270
Accrued income and other assets	18,818	30,545
Total Assets	2,307,406	2,535,248
Deposits
Non-interest bearing	497,718	451,856
Savings and interest-bearing checking	1,019,603	995,662
Retail time	526,525	530,774
Brokered time	42,279	273,546
Total Deposits	2,086,125	2,251,838
Other borrowings	33,387	71,032
Subordinated debentures	50,175	50,175
Vehicle service contract counterparty payables	6,633	11,739
Accrued expenses and other liabilities	28,459	31,379
Total Liabilities	2,204,779	2,416,163
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; 74,426 shares issued and outstanding at December 31, 2011 and 2010; liquidation preference: $81,023 at December 31, 2011 and $77,085 at December 31, 2010	79,857	75,700
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 8,491,526 shares at December 31, 2011 and 7,860,483 shares at December 31, 2010	248,950	246,407
Accumulated deficit	(214,259)	(189,902)
Accumulated other comprehensive loss	(11,921)	(13,120)
Total Shareholders' Equity	102,627	119,085
Total Liabilities and Shareholders' Equity	$ 2,307,406	$ 2,535,248